INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS - Additional Information (Details)	12 Months Ended
Mar. 31, 2024 USD ($)
Series 29
INVESTMENT IN OPERATING PARTNERSHIPS
Write-off of capital contribution payable	$ 785